Fair Value Measurements Summary of Borrowings (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Total long-term debt	$ 2,276,972,000	$ 2,292,605,000	$ 2,354,099,000
Deferred financing costs	12,622,000	13,538,000	17,204,000
Assumed market debt adjustments, net	1,587,000	1,543,000	1,218,000
Term Loans
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Total long-term debt	1,611,119,000	1,610,204,000	1,636,470,000
Secured Debt
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Total long-term debt	391,251,000	391,131,000	390,780,000
Mortgages and Other
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Total long-term debt	274,602,000	291,270,000	326,849,000
Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Long-term Debt, Fair Value	2,295,875,000	2,330,264,000	2,393,433,000
Fair Value, Inputs, Level 3 | Term Loans
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Long-term Debt, Fair Value	1,621,987,000	1,621,902,000	1,656,765,000
Fair Value, Inputs, Level 3 | Secured Debt
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Long-term Debt, Fair Value	391,391,000	404,715,000	399,054,000
Fair Value, Inputs, Level 3 | Mortgages and Other
Fair Value Measurement Inputs and Valuation Technique [Line Items]
Long-term Debt, Fair Value	$ 282,497,000	$ 303,647,000	$ 337,614,000